Leases	12 Months Ended
Sep. 30, 2025
Leases [Abstract]
LEASES
10.	Leases

Our operating leases primarily consist of leases of offices. The recognition of whether a contract arrangement contains a lease is made by evaluating whether the arrangement conveys the right to use an identified asset and whether we obtain substantially all the economic benefits from and has the ability to direct the use of the asset.

Operating lease assets and liabilities are included in the items of operating lease right-of-use assets, net, operating lease liabilities, current portion, and operating lease liabilities, non-current portion on the consolidated balance sheets.

We adopted ASU No. 2016-02 and related standards (collectively ASC 842, Leases), which replaced previous lease accounting guidance, on January 1, 2019 using the modified retrospective method of adoption. We elected the transition method expedient which allows entities to initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. As a result of electing this transition method, prior periods have not been restated. We used the incremental borrowing rate of 4.8% as the discount rate, based on the information available at commencement date in determining the present value of lease payments.

Supplemental balance sheet information related to leases was as follows:

	As of September 30,
	2024	2025	2025
	RMB	RMB	US$
Operating lease:
Operating lease right-of-use assets	811,819	467,577	65,680
Current operating lease obligation	350,366	371,879	52,238
Noncurrent operating lease obligation	461,453	95,698	13,443
Total operating lease obligation	811,819	467,577	65,681

Operating lease expense for the years ended September 30, 2023, 2024 and 2025 was RMB420,571, RMB418,189 and RMB388,909 (US$54,630), respectively.

The undiscounted future minimum lease payment schedule as follows:

For the year ending September 30,	RMB	US$
2026	384,263	53,977
2027	96,066	13,494
Total	480,329	67,471
Less: imputed interest	(12,752)	(1,790)
Present value of operating lease liabilities	467,577	65,681
Less: current portion of lease obligation	(371,879)	(52,238)
Noncurrent operating lease obligation	95,698	13,443

Other supplemental information about the Company’s operating lease as of:

September 30, 2025
Weighted average discount rate	4.75%
Weighted average remaining lease term (years)	1.25